Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 13—Subsequent Events

Purchases

837 Washington Street—New York, NY

On January 30, 2015, the Account purchased a six-story, 55,497 square foot office building located in New York, New York for $190.8 million. At the time of purchase, the property was 100% leased.

Sales

50 Fremont Street—San Francisco, CA

On February 12, 2015, the Account sold an office property located in San Francisco, California for a net sales price of $621.4 million. Concurrent with the sale of the property, a $200.0 million mortgage loan was extinguished.

Lion Gables Apartment Fund

On February 18, 2015, the Account’s 18.46% interest in the Lion Gables Apartment Fund was dissolved. The Account received $341.6 million as a result of the dissolution.

Concurrent with the liquidation of the Account’s interest, the Account purchased a $100.0 million 5 year convertible note in a newly formed fund, CGMT REIT, L.P. The note is convertible into units of CGMT REIT, L.P.